Group information - Consolidated Statement of Cash Flows (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of associates [line items]
Net cash generated from operating activities	₨ 69,787	$ 817	₨ 72,225	₨ 67,656
Net cash used in investing activities	(74,164)	(868)	(162,535)	(74,978)
Net cash generated from financing activities	19,984	234	82,417	₨ 19,113
RPPL
Disclosure of associates [line items]
Net cash generated from operating activities	68,949	807	70,671
Net cash used in investing activities	(74,327)	(870)	(162,820)
Net cash generated from financing activities	19,679	230	81,381
Net increase/ (decrease) in cash and cash equivalents	₨ 14,301	$ 167	₨ (10,768)